May 20, 2019

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Anti-Benchmark® International Core Equity Fund
Touchstone Anti-Benchmark® US Core Equity Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund
(each a "Fund" and collectively, the "Funds")

Supplement to the Statement of Additional Information
dated January 30, 2019

On May 15, 2019, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust) appointed Ms. Karen Carnahan and Mr. William Zimmer to serve as trustees of the Trust. Ms. Carnahan’s appointment to the Board and to the Audit and Governance Committees of the Board was effective May 15, 2019. Mr. Zimmer’s appointment to the Board and to the Audit and Governance Committees of the Board will take effect on August 21, 2019. Accordingly, effective immediately, the Board is composed of six Independent Trustees and following information regarding Ms. Carnahan is added to the section of the Funds' Statement of Additional Information (“SAI”) for the Trust titles "Trustees and Officers of the Trust":

Independent Trustees:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(2)	Other Directorships Held During the Past 5 Years(3)
Karen Carnahan c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1954	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2019	Chief Operating Officer of Shred-it (a business services company) from 2014 to 2015.	44	Director of Boys & Girls Club of West Chester/Liberty from 2016 to present.
(1)Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
(2)As of May 15, 2019, the Touchstone Fund Complex consisted of 13 series of the Trust, 20 series of Touchstone Strategic Trust, 1 series of Touchstone Institutional Funds Trust and 10 variable annuity series of Touchstone Variable Series Trust.
(3)Each Trustee is also a Trustee of Touchstone Institutional Funds Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

Additionally, the following is added to the section of the SAI titled "Trustees and Officers of the Trust – Additional Information about the Trustees":

Ms. Carnahan has experience as a president and chief operating officer of a division of a global company, and treasurer of a global company.

The following is added to the section of the SAI titled "Trustees and Officers of the Trust - Trustee Compensation":

As of May 15, 2019, Ms. Carnahan did not have any beneficial interest in any Fund within the Touchstone Fund Complex.

Effective August 21, 2019, the following information regarding Mr. Zimmer is added to the SAI:

Independent Trustees:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex	Other Directorships Held During the Past 5 Years
William H. Zimmer III c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1953	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2019	Independent Treasury Consultant from 2014 to present.	44	Trustee of Huntington Funds (2006 to 2015); and Director of National Association of Corporate Treasurers (2011 to 2015).

Additionally, the following is added to the section of the Funds' SAI titled "Trustees and Officers of the Trust – Additional Information about the Trustees":

Mr. Zimmer has experience as a chief executive officer, chief financial officer, and treasurer of various financial services, telecommunications and technology companies.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S19-1905